INCOME TAX EXPENSE (Details) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 11, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 National Bank Of Greece S.A	Dec. 31, 2014 NBG London Branch (United Kingdom)	Dec. 31, 2014 Finansbank A.S. (Turkey)	Dec. 31, 2014 United Bulgarian Bank A.D. Sofia (Bulgaria)	Dec. 31, 2014 Vojvodjanska Banka A.D. Novi Sad (Serbia)	Dec. 31, 2014 Banca Romaneasca S.A. (Romania)	Dec. 31, 2014 NBG Securities S.A. (Greece)	Dec. 31, 2014 NBG Asset Management Mutual Funds S.A. (Greece)	Dec. 31, 2014 Ethniki Leasing S.A. (Greece)	Dec. 31, 2014 Ethniki Hellenic General Insurance S.A. (Greece)	Dec. 31, 2014 2015 EUR (€)	Dec. 31, 2014 2016 EUR (€)	Dec. 31, 2014 2017 EUR (€)	Dec. 31, 2014 2018 EUR (€)	Dec. 31, 2014 2019 EUR (€)	Dec. 31, 2014 2020 EUR (€)	Dec. 31, 2014 2021 EUR (€)	Dec. 31, 2014 Unlimited EUR (€)
The Significant Components Of The Income Tax Expense
Current tax expense domestic			€ 11	€ (31)	€ (34)
Current tax expense foreign			(96)	(102)	(171)
Deferred tax (expense)/benefit domestic			(63)	51	(19)
Deferred tax (expense)/benefit foreign			34	(85)	55
Total income tax (expense)		(127)	(114)	(167)	(169)
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Income tax calculated based on statutory income tax rate of 26% (2012: 20%, 2013: 26%)			(613)	61	(470)
Effect of tax exempt income			(171)	(160)	(58)
Effect of different tax rates in other countries			(33)	(37)	(21)
Non deductible expenses			52	50	51
Statutory revaluation of fixed assets			0	11	(10)
Effect of change in income tax rate			0	(1,069)	0
Valuation allowance for deferred tax assets			918	1,297	658
Non-offsettable income taxes with current year income taxes			2	1	14
Income tax audit settlement			0	(7)	6
Other			(41)	20	(1)
Income tax expense / (benefit)			114	167	169
Deferred Tax Assets:
Allowance for loan losses			1,825	1,299
Mark to market valuation of securities and derivatives			562	597
Pension and other post retirement benefits			105	92
Insurance reserves			71	143
Revaluation of land and buildings			169	168
Intangibles recognized upon acquisition and other assets			1	1
Tax free reserves			0	11
Tax loss carried forward			1,033	490
Other			300	302
PSI tax losses			2,221	2,303
Gross deferred tax assets			6,287	5,406
Deferred tax assets / liabilities for netting			(90)	(79)
Net deferred tax assets			6,197	5,327
Valuation allowance for deferred tax assets			(6,003)	(5,085)	(3,788)
Net deferred tax assets after valuation allowance			194	242
Deferred Tax Liabilities:
Allowance for loan losses			(16)	(32)
Mark to market valuation of securities and derivatives			(36)	(20)
Insurance reserves			(1)	0
Revaluation of land and buildings			(1)	(1)
Intangibles recognised upon acquisition and other assets			(31)	(32)
Tax free reserves			(17)	(94)
Other			(21)	(21)
Gross deferred tax liabilities			(123)	(200)
Deferred tax liabilities / assets for netting			90	79
Net deferred tax liabilities			(33)	(121)
Deferred Tax Assets Net Of Valuation Allowance Reconciliation [Abstract]
Opening Balance			5,085	3,788
Charges for the period			918	1,297	658
Closing Balance			6,003	5,085	3,788
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total			4,093													755	21	847	175	2,255	16	16	8
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year			3	10	11
Reductions related to positions taken during prior years			0	(7)	(1)
Balance, at end of year			3	3	10
Income Tax Disclosure Textual Details [Abstract]
Total			4,093													755	21	847	175	2,255	16	16	8
Statutory corporation income tax rate		26.00%	26.00%	26.00%	20.00%
Profit distribution withholding tax		10.00%	10.00%	25.00%
Realization Of Deferred Tax Assets			194	242
Tax loss carried forward			1,033	490
Tax loss carry forwards			4,093													755	21	847	175	2,255	16	16	8
Total net effect of valuation allowance			0	0	0
Deferred Tax Assets Liabilities Net Before Allocation Allowance			0	(1,069)	0
Unrecognized Tax Benefits Income Tax Penalties Expenses	36
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group						2013-2014	2012-2014	2010-2014	2014	2009-2014	2009-2014	2009-2010 & 2013-2014	2009-2010 & 2013-2014	2010 & 2013-2014	2010 & 2013-2014
The allocation of income / (loss) before income tax between domestic and foreign
Income / (loss) before income tax domestic			(2,672)	(664)	(3,041)
Income / (loss) before income tax foreign			313	900	693
Total			€ (2,359)	€ 236	€ (2,348)